Significant Events in the Reporting Period - Additional Information (Detail) € in Millions, $ in Millions		3 Months Ended
	Jan. 08, 2021 USD ($)	Mar. 31, 2021 EUR (€)
Disclosure of summary of significant accounting policies [line items]
Expected Non cash Gain recognised towards Shares | €		€ 42.3
VISEN Series B Financing [Member]
Disclosure of summary of significant accounting policies [line items]
Proceeds from Borrowings classified as Financing Activities	$ 150.0
VISEN Pharmaceuticals [Member]
Disclosure of summary of significant accounting policies [line items]
Equity Investment in Associates	$ 12.5
Proportion of Interest retain in issued and Outstanding shares of Associate	44.00%